Sponsor Earnout	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Sponsor Earnout
36. Sponsor Earnout
Contemporaneously with the execution of the Transaction Agreement, the initial shareholders entered into an amendment and restatement of the existing Sponsor Agreement (as amended and restated, the “Sponsor Agreement”) with FoA, Replay and FoA Equity, pursuant to which, in connection with the Closing of the Business Combination, among other things, (i) immediately prior to the Domestication (as defined below), the 7,750,000 of private placement warrants (the “Private Warrants”) owned by the Sponsor were exchanged for 775,000 ordinary shares which then converted into shares of Class A Common Stock and (ii) excluding the 90,000 Founder Shares held by Replay's independent directors (unless transferred to any other initial shareholder or permitted transferee thereof) that were converted into shares of Class A Common Sock and immediately vested, 40% of the Founder Shares shares held by the Sponsor (2,839,000 shares) were converted into vested Class A Common Stock and became wholly-owned by the Sponsor immediately prior to the Closing of the Business Combination and 60% of the Founder Shares held by the Sponsor (4,258,500 shares) were converted into unvested shares of Class A Common Stock and are subject to vesting and forfeiture in accordance with certain terms and conditions, as laid out below.
If at any time during the six years following the Closing, the VWAP of FoA's Class A Common Stock is greater than or equal to $12.50 for any twenty (20) Trading Days within a period of thirty (30) consecutive Trading Days (“First Sponsor Earnout Achievement Date”) then 35% of the total Founder Shares owned by each sponsor person shall vest. If the First Sponsor Earnout Achievement Date has not occurred within six years of the Closing Date the Founder Shares that were eligible to vest shall not vest and shall be forfeited.
If at any time during the six years following the Closing, the VWAP of FoA’s Class A Common Stock is greater than or equal to $15.00 for any twenty (20) Trading Days within a period of thirty (30) consecutive Trading Days (“Second Sponsor Earnout Achievement Date”) then 25% of the total Founder Shares owned by each sponsor person shall vest. If the Second Sponsor Earnout Achievement Date has not occurred within six years of the Closing Date the Founder Shares that were eligible to vest shall not vest and shall be forfeited.
Given that the Sponsor Agreement was issued to the acquirers of FoA Equity, and not to the sellers of FoA Equity, the Pre-Closing Equity Holders, the Sponsor Agreement was not accounted for as consideration transferred and did not impact the purchase price paid by Replay. Instead the Sponsor Agreement was accounted for separately from the other provisions of the Transaction Agreement. The Company classified the Sponsor Agreement as an equity transaction. Given the equity classification, the Sponsor shares were measured at a fair value of $38.1 million upon the consummation of the Transaction Agreement, the date of issuance, and will not be subsequently remeasured. Additionally, the settlement of the Sponsor Agreement will be accounted for within equity, if and when the First or Second Earnout Achievement Date occurs.
The fair value was determined by using a Monte Carlo simulation to forecast the future daily price per share of Class A Common Stock over a six-year time period. The Sponsor Earnout will terminate if after six years following the Closing Date, neither the First nor Second Sponsor Earnout Achievement Dates are met; or FoA is sold.